Identified Intangible Liabilities, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Identified Intangible Liabilities [Abstract]
Schedule Of Expected Amortization Expense Intangible Liabilities Table	As of March 31, 2021, estimated amortization expense on below-market leases for the nine
 months ending December
31
,
2021
 and for each of the next
four
 years ending December
31
 and thereafter was as follows:

Year	Amount
2021	$175,000
2022	217,000
2023	207,000
2024	161,000
2025	123,000
Thereafter	351,000

Total	$1,234,000

As of December 31, 2020, estimated amortization expense on below-market leases for each of the next five years ending December 31 and thereafter was as follows:

Year	Amount
2021	$236,000
2022	217,000
2023	207,000
2024	161,000
2025	123,000
Thereafter	351,000

Total	$1,295,000